Inventories	12 Months Ended
Dec. 31, 2024
Inventories.
Inventories

10.   Inventories

Inventories comprise the following at December 31:

	2024	2023
	US$'000	US$'000
Finished goods	167,225	162,962
Raw materials in progress and industrial supplies	141,998	182,612
Other inventories	37,916	38,267
Total	347,139	383,841

For the year ended December 31, 2024, the Company recognized an expense for the write-down of inventory to net realizable value of $16,963 thousand ($13,687 thousand in 2023), of which $13,586 thousand related to finished goods ($11,495 thousand in 2023) and $3,377 thousand to raw material ($2,192 thousand in 2023). The Company records expense for the write-down of inventories to “Raw Materials and energy consumption for production” in the consolidated income statements. See Note 4.8.

As of December 31, 2024 and 2023, inventories in the Company’s subsidiaries in Spain ($77,987 thousand in 2024 and $132,144 thousand in 2023) were pledged as collateral for other financial liabilities, see Note 20.

As of December 31, 2023, inventories in the Company’s subsidiaries in the United States, Canada, Norway and France ($182,537 thousand) were pledged as collateral for debt instruments, see Note 19.